STATEMENTS OF CASH FLOW (Unaudited) - Winvests Group Ltd [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash flows used in operating activities
Net loss	$ (394,122)	$ (98,059)
Amortization of intangible assets	126,307
Changes in assets and liabilities
Accounts receivable
Accounts payable	1,048
Accrued liabilities	12,355
Net cash used in operating activities	(254,412)	(98,059)
Cash flows provided (used) in investing activities
Acquistion of a business, net of cash	15,490
Net cash provided (used) in investing activities	15,490
Cash flows provided used by financing activities
Proceeds from related party loans	252,425	98,059
Net cash provided used by financing activities	252,425	98,059
Net increase (decrease) in cash	13,502
Cash, beginning of period
Cash, end of period	$ 13,502